Income Tax (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 USD ($)
Income Tax [Line Items]
Profit tax rates	16.50%	16.50%	16.50%	16.50%	16.50%
Assessable profit amount		$ 2,000,000		$ 2,000,000
Percentage of corporate income tax rate	20.00%	20.00%		20.00%
Uncertain tax (in Dollars)
CTRL Media [Member]
Income Tax [Line Items]
Chargeable tax rate	16.50%	16.50%	16.50%	16.50%
Hong Kong [Member]
Income Tax [Line Items]
Profit tax rates	8.25%	8.25%		8.25%
Assessable profit amount	$ 2,000,000			$ 2,000,000
Chargeable tax rate	16.50%	16.50%		16.50%